BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2020
LONG-TERM DEBT AND CREDIT FACILITIES [Abstract]
Summary of corporate borrowings
The composition of corporate borrowings as at December 31 is presented in the following table:

	December 31, 2020				December 31, 2019
(MILLIONS EXCEPT AS NOTED)	Weighted-average Interest rate (%)	Term (years)	Carrying value	Estimated fair value	Weighted-average Interest rate (%)	Term (years)	Carrying value	Estimated fair value
Credit facilities	N/A	4	$—	$—	2.9	5	$299	$299
Commercial paper	0.4	< 1	3	3	N/A	N/A	N/A	N/A
Medium Term Notes:
Series 4 (C$150)	5.8	16	118	160	5.8	17	115	142
Series 8 (C$400)	—	—	—	—	4.8	2	308	324
Series 9 (C$400)	3.8	4	314	348	3.8	5	308	322
Series 10 (C$500)	3.6	6	392	441	3.6	7	384	400
Series 11 (C$475)	4.3	8	373	442	4.3	9	231	248
Series 12 (C$475)	3.4	9	373	420	3.4	10	231	232
Series 13 (C$300)	4.3	29	236	287	4.3	30	231	237
Series 14 (C$425)	3.3	30	334	347	—	—	—	—
	3.9	14	2,140	2,445	4.1	10	1,808	1,905
Total corporate borrowings			2,143	$2,448			2,107	$2,204
Add: Unamortized premiums(1)			3				—
Less: Unamortized financing fees(1)			(11)				(7)
Less: Current portion			(3)				—
			$2,132				$2,100
(1) Unamortized premiums and unamortized financing fees are amortized over the terms of the borrowing.
The composition of non-recourse borrowings as at December 31 is presented in the following table:

	December 31, 2020				December 31, 2019
	Weighted-average				Weighted-average
(MILLIONS EXCEPT AS NOTED)	Weighted-average interest rate (%)	Term (years)	Carrying value	Estimated fair value	Weighted-average interest rate (%)	Term (years)	Carrying value	Estimated fair value
Non-recourse borrowings(1)
Hydroelectric	4.8	9	$6,989	$7,853	5.9	10	$6,616	$7,106
Wind	4.3	10	4,324	4,785	4.4	10	4,351	4,523
Solar	3.6	12	3,684	4,247	5.0	11	3,168	3,316
Energy transition	3.8	11	1,009	1,106	3.9	5	1,092	1,115
Total	4.3	10	16,006	$17,991	5.1	10	15,227	$16,060
Add: Unamortized premiums(2)			63				92
Less: Unamortized financing fees(2)			(122)				(119)
Less: Current portion			(1,141)				(1,133)
			$14,806				$14,067
(1)Includes $15 million (2019: $142 million) borrowed under a subscription facility of a Brookfield sponsored private fund.
(2)Unamortized premiums and unamortized financing fees are amortized over the terms of the borrowing.

Summary of change in the unamortized financing fees of corporate borrowings
The following table outlines the change in the unamortized financing fees of corporate borrowings for the year ended December 31:

(MILLIONS)	2020	2019
Corporate borrowings
Unamortized financing fees, beginning of year	$(7)	$(6)
Additional financing fees	(5)	(2)
Amortization of financing fees	1	1
Unamortized financing fees, end of year	$(11)	$(7)
The following table outlines the change in the unamortized financing fees of non-recourse borrowings for the year ended December 31:

(MILLIONS)	2020	2019
Non-recourse borrowings
Unamortized financing fees, beginning of year	$(119)	$(102)
Additional financing fees	(17)	(43)
Amortization of financing fees	9	12
Foreign exchange translation and other	5	14
Unamortized financing fees, end of year	$(122)	$(119)

Summary of available portion of credit facilities
The following table summarizes the available portion of corporate credit facilities as at December 31:

(MILLIONS)	2020	2019
Authorized corporate credit facilities(1)	$2,150	$2,150
Draws on corporate credit facilities(1)	—	(299)
Authorized letter of credit facility	400	400
Issued letters of credit	(300)	(266)
Available portion of corporate credit facilities	$2,250	$1,985
(1)Amounts are guaranteed by Brookfield Renewable.
Summary of future repayments of Brookfield Renewables debt obligations, for each of the next five years
Future repayments of Brookfield Renewable’s non-recourse borrowings for each of the next five years and thereafter are as follows:

(MILLIONS)	2021	2022	2023	2024	2025	Thereafter	Total
Non-recourse borrowings
Hydroelectric	$244	$564	$932	$410	$697	$4,142	$6,989
Wind	343	285	517	268	274	2,637	4,324
Solar	402	166	472	167	173	2,304	3,684
Energy transition	152	63	146	43	37	568	1,009
	$1,141	$1,078	$2,067	$888	$1,181	$9,651	$16,006

Summary of Brookfield Renewables borrowings
The following table outlines changes in Brookfield Renewable’s borrowings for the year ended December 31:

(MILLIONS)	January 1	Net cash flows from financing activities	Non-cash
			Acquisition	Disposal	Other(1)(2)	December 31
2020
Corporate borrowings	$2,100	(30)	—	—	65	$2,135
Non-recourse borrowings	$15,200	(175)	475	—	447	$15,947
2019
Corporate borrowings	$2,328	(314)	—	—	86	$2,100
Non-recourse borrowings	$14,218	823	319	(196)	36	$15,200
(1)Includes foreign exchange and amortization of unamortized premium and financing fees.
(2)Includes a $247 million adjustment related to the buyout of the lease on a 192 MW hydroelectric facility in Louisiana.